SUPPLEMENT

DATED JULY 27, 2004

TO

STATEMENT OF ADDITIONAL INFORMATION

DATED APRIL 30, 2004

SUN LIFE FINANCIAL MASTERS FLEX NY

COLUMBIA ALL-STAR NY

The above Statement of Additional Information ("SAI") is hereby amended to add the following tables under the heading "CALCULATION OF PERFORMANCE INFORMATION."

Under "Standardized Average Annual Total Return," the following tables are added to the SAI in states in which the Secured Returns 2 Benefit rider is available for sale:

SUN LIFE FINANCIAL MASTERS FLEX NY

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

PERIOD ENDING DECEMBER 31, 2003

Fund name	Inception Date	1 YR	5 YR	10 YR	LOF
Bond S Class	5/5/1998	-1.24	3.90		4.30
Capital Appreciation S Class	3/31/1993	17.00	-8.11	3.60	4.29
Capital Opportunities S Class	6/3/1996	16.66	-4.14		4.00
Emerging Growth S Class	5/1/1995	19.72	-7.12		4.93
Franklin Templeton VIP Trust Franklin Small Cap Value Securities	12/19/2002	20.69			17.68
Franklin Templeton VIP Trust Mutual Shares Securities Fund	12/19/2002	13.87			11.99
Franklin Templeton VIP Trust Templeton Foreign Securities	12/19/2002	20.77			14.49
Franklin Templeton VIP Trust Templeton Growth Securities	9/30/2002	20.71			21.63
Global Growth S Class	11/16/1993	23.62	1.91	5.44	5.98
Government Securities S Class	3/31/1993	-8.04	2.68	3.15	3.14
High Yield S Class	3/31/1993	10.02	1.68	3.23	3.70
Lord Abbett Series Fund Growth & Income	5/2/2000	19.60			-0.42
Lord Abbett Series Fund Mid-Cap Value	2/19/2002	13.48			0.88
Mass Investors Trust S Class	3/31/1993	11.23	-5.58	6.19	5.76
Mass Invst Growth Stock S Class	5/5/1998	11.62	-6.12		-2.47
Mid Cap Growth S Class	8/31/2000	25.78			-22.16
Mid Cap Value S Class	4/30/2002	20.47			-4.49
Money Market S Class	3/31/1993	-9.38	0.20	1.00	0.89
New Discovery S Class	5/5/1998	23.51	3.42		3.76
Oppenheimer Capital Appreciation Fund	12/19/2002	19.28			9.07
Oppenheimer Main St. Fund/VA	12/19/2002	15.13			8.30
Oppenheimer Main St. Small Cap Fund	12/19/2002	32.54			23.51
PIMCO Emerging Markets Bond Portfolio	9/30/2002	20.28			31.32
PIMCO Real Return Bond Portfolio	12/19/2002	-1.76			1.69
PIMCO Total Return Bond Portfolio	12/19/2002	-5.19			-3.27
Research International S Class	5/5/1998	21.94	3.67		1.77
Research S Class	11/7/1994	13.74	-5.50		5.90
Strategic Growth S Class	11/1/1999	15.72			-9.88
Strategic Income S Class	5/6/1998	1.50	3.03		2.39
Strategic Value S Class	4/30/2002	15.69			-6.83
Sun Capital All Cap Fund S Class	4/30/2002	40.66			1.12
Sun Capital Investment Grade Bond Fund S Class	5/2/2000	-1.29			3.83
Sun Capital Real Estate Fund	5/2/2000	24.42			13.27
Sun Capital Real Estate Fund S Class	5/2/2000	24.08			12.97
Total Return S Class	3/31/1993	5.74	2.81	6.74	6.66
Utilities S class	11/16/1993	24.50	-1.04	6.91	6.80
Value S Class	5/5/1998	13.81	3.81		3.88

COLUMBIA ALL-STAR NY

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

PERIOD ENDING DECEMBER 31, 2003

Fund name	Inception Date	1 YR	5 YR	10 YR	LOF
Alliance Bernstein VP Growth & Income Fund - B Class	2/19/2002	20.75			-1.79
Alliance Bernstein VP Premier Growth Fund - B Class	2/19/2002	12.13			-8.31
Alliance Bernstein VP Technology Fund - B Class	2/19/2002	32.10			-9.21
Alliance Bernstein VP Worldwide Privatization Fund - B	2/19/2002	31.39			12.95
Colonial Strategic Income Fund, Variable Series (B)	12/19/2002	7.19			7.57
Columbia High Yield, Variable Series	12/19/2002	4.59			4.44
Columbia Real Estate Equity Fund, Variable Series	12/19/2002	22.23			24.00
Franklin Templeton VIP Trust Franklin Growth & Income	5/1/2003				16.18
Franklin Templeton VIP Trust Mutual Shares Securities	5/1/2003				10.73
Franklin Templeton VIP Trust Templeton Foreign Securities	9/30/2002	20.77			20.31
Liberty Asset Allocation Fund, Variable Series	12/19/2002	9.12			9.21
Liberty Federal Securities Fund, Variable Series (B)	12/19/2002	-7.64			-7.09
Liberty Growth & Income Fund, Variable Series	12/19/2002	8.50			8.83
Liberty Money Market, Variable Series	12/19/2002	-9.11			-8.89
Liberty S&P 500 Index Fund, Variable Series (B)	12/19/2002	16.35			15.06
Liberty Select Value Fund, Variable Series (B)	12/19/2002	16.11			16.16
Lord Abbett Growth & Income	5/2/2000	19.60			-0.01
Lord Abbett Mid-Cap Value	2/19/2002	13.48			0.88
MFS VIT Emerging Growth SC	12/19/2002	18.55			17.29
MFS VIT Mass Investors Growth Stock SC	12/19/2002	11.38			10.09
MFS VIT Mass Investors Trust SC	12/19/2002	10.63			9.84
MFS VIT New Discovery SC	12/19/2002	21.97			21.46
Newport Tiger Fund, Variable Series (B)	12/19/2002	33.46			28.53
PIMCO Real Return	9/30/2002	-1.76			-1.12
PIMCO Total Return	9/30/2002	-5.19			-2.87
Stein Roe Growth Stock Fund, Variable Series (B)	12/19/2002	13.77			12.01
Wanger International Select	12/19/2002	29.60			31.30
Wanger International Small Cap	12/19/2002	37.05			38.25
Wanger Select	12/19/2002	19.33			19.78
Wanger US Smaller Companies	12/19/2002	31.54			30.94

Under "Non-Standardized Average Annual Total Return," the following tables are added to the SAI in states in which the Secured Returns 2 Benefit rider is available for sale:

SUN LIFE FINANCIAL MASTERS FLEX NY

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

PERIOD ENDING DECEMBER 31, 2003

Fund name	Inception Date	1 YR	5 YR	10 YR	LOF
Bond S Class	5/5/1998	6.67	4.06		4.47
Capital Appreciation S Class	8/13/1985	25.16	-7.92	3.71	7.94
Capital Opportunities S Class	6/3/1996	24.83	-3.97		4.12
Emerging Growth S Class	5/1/1995	27.89	-6.95		5.03
Franklin Templeton VIP Trust Franklin Small Cap Value Securities	4/30/1998	28.86	8.54		2.47
Franklin Templeton VIP Trust Mutual Shares Securities Fund	11/8/1996	22.03	5.68		5.98
Franklin Templeton VIP Trust Templeton Foreign Securities	5/1/1992	28.94	-3.70	2.26	4.39
Franklin Templeton VIP Trust Templeton Growth Securities	3/15/1994	28.88	0.01		4.33
Global Growth S Class	11/16/1993	31.79	2.05	5.56	6.11
Government Securities S Class	8/12/1985	-0.72	2.84	3.30	4.97
High Yield S Class	8/13/1985	18.18	1.85	3.37	5.31
Lord Abbett Series Fund All Value	4/30/2003				23.13
Lord Abbett Series Fund Growth & Income	12/11/1989	27.77	3.42	7.89	8.34
Lord Abbett Series Fund Growth Opportunities	4/30/2003				17.49
Lord Abbett Series Fund Mid-Cap Value	9/15/1999	21.65			12.20
Mass Investors Trust S Class	12/5/1986	19.40	-5.39	6.29	7.20
Mass Invst Growth Stock S Class	5/5/1998	19.78	-5.94		-2.31
Mid Cap Growth S Class	8/31/2000	33.94			-20.67
Mid Cap Value S Class	4/30/2002	28.64			0.12
Money Market S Class	8/29/1985	-2.18	0.37	1.15	1.98
New Discovery S Class	5/5/1998	31.68	3.56		3.90
Oppenheimer Capital Appreciation Fund	4/3/1985	27.45	-1.46	7.08	7.95
Oppenheimer Global Securities Fund/VA	11/12/1990	38.96	5.66	6.07	7.89
Oppenheimer Main St. Fund/VA	7/5/1995	23.30	-2.43		7.45
Oppenheimer Main St. Small Cap Fund	5/1/1998	40.70	4.79		3.12
PIMCO Emerging Markets Bond Portfolio	9/30/2002	28.44			37.50
PIMCO Low Duration Portfolio	2/16/1999	-0.60			2.34
PIMCO Real Return Bond Portfolio	9/30/1999	6.11			8.52
PIMCO Total Return Bond Portfolio	12/31/1997	2.38	2.99		3.42
Research International S Class	5/5/1998	30.11	3.82		1.94
Research S Class	11/7/1994	21.90	-5.32		6.01
Strategic Growth S Class	11/1/1999	23.89			-9.62
Strategic Income S Class	5/6/1998	9.65	3.19		2.56
Strategic Value S Class	4/30/2002	23.86			-2.35
Sun Capital All Cap Fund S Class	4/30/2002	48.82			6.02
Sun Capital Investment Grade Bond Fund S Class	12/7/1998	6.62	3.26		3.19
Sun Capital Real Estate Fund	12/7/1998	32.59	12.04		11.50
Sun Capital Real Estate Fund S Class	12/7/1998	32.25	11.75		11.21
Total Return S Class	5/16/1988	13.90	2.97	6.86	7.66
Utilities S class	11/16/1993	32.67	-0.87	7.02	6.92
Value S Class	5/5/1998	21.97	3.96		4.04

COLUMBIA ALL-STAR NY

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

PERIOD ENDING DECEMBER 31, 2003

Fund name	Inception Date	1 YR	5 YR	10 YR	LOF
Alliance Bernstein VP Growth & Income Fund - B Class	1/14/1991	28.92	2.69	10.02	8.79
Alliance Bernstein VP Premier Growth Fund - B Class	6/26/1992	20.30	-7.44	7.29	8.22
Alliance Bernstein VP Technology Fund - B Class	1/11/1996	40.26	-5.53		3.68
Alliance Bernstein VP Worldwide Privatization Fund - B	9/23/1994	39.56	3.93		6.24
Colonial Strategic Income Fund, Variable Series (B)	7/5/1994	15.35	3.48		5.10
Columbia High Yield, Variable Series	5/19/1998	12.76	-2.14		-2.64
Columbia Real Estate Equity Fund, Variable Series	3/3/1998	30.39	9.26		5.66
Franklin Templeton VIP Trust Franklin Growth & Income	1/24/1989	22.57	-2.25	4.29	4.53
Franklin Templeton VIP Trust Mutual Shares Securities	11/8/1996	22.04	5.69		5.98
Franklin Templeton VIP Trust Templeton Foreign Securities	5/1/1992	28.94	-3.70	2.26	4.39
Liberty Asset Allocation Fund, Variable Series	1/3/1989	17.29	-1.26	4.32	6.18
Liberty Federal Securities Fund, Variable Series (B)	1/3/1989	-0.29	3.32	3.70	4.77
Liberty Growth & Income Fund, Variable Series	7/5/1994	16.67	-1.14		8.72
Liberty Money Market, Variable Series	1/3/1989	-1.88	0.63	1.45	2.00
Liberty S&P 500 Index Fund, Variable Series (B)	5/25/2000	24.51			-7.76
Liberty Select Value Fund, Variable Series (B)	5/25/2000	24.28			4.93
Lord Abbett Growth & Income	12/11/1989	27.77	3.56	8.94	9.72
Lord Abbett Mid-Cap Value	9/15/1999	21.65			12.21
MFS VIT Emerging Growth SC	7/24/1995	26.72	-6.59		4.64
MFS VIT Mass Investors Growth Stock SC	5/3/1999	19.55			-2.83
MFS VIT Mass Investors Trust SC	10/9/1995	18.80	-5.52		4.74
MFS VIT New Discovery SC	4/29/1998	30.13	5.19		4.64
Newport Tiger Fund, Variable Series (B)	5/1/1995	41.63	4.50		-0.74
PIMCO Real Return	9/30/1999	6.11			8.52
PIMCO Total Return	12/31/1997	2.38	2.99		3.42
Stein Roe Growth Stock Fund, Variable Series (B)	1/3/1989	21.94	-7.08	4.92	7.71
Wanger International Select	2/1/1999	37.76			7.12
Wanger International Small Cap	5/3/1995	45.22	5.62		10.84
Wanger Select	2/1/1999	27.49			11.59
Wanger US Smaller Companies	5/3/1995	39.71	6.05		13.30

Under "Standardized Non-Standardized Average Annual Total Return," the following tables are added to the SAI in states in which the Secured Returns 2 Benefit rider is available for sale:

SUN LIFE FINANCIAL MASTERS FLEX NY

STANDARDIZED NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

PERIOD ENDING DECEMBER 31, 2003

Fund name	Inception Date	1 YR	5 YR	10 YR	LOF
Bond S Class	5/5/1998	-1.24	3.90		4.30
Capital Appreciation S Class	8/13/1985	17.00	-8.11	3.60	7.87
Capital Opportunities S Class	6/3/1996	16.66	-4.14		4.00
Emerging Growth S Class	5/1/1995	19.72	-7.12		4.93
Franklin Templeton VIP Trust Franklin Small Cap Value Securities	4/30/1998	20.69	8.39		2.28
Franklin Templeton VIP Trust Mutual Shares Securities Fund	11/8/1996	13.87	5.54		5.83
Franklin Templeton VIP Trust Templeton Foreign Securities	5/1/1992	20.77	-3.88	2.12	4.28
Franklin Templeton VIP Trust Templeton Growth Securities	3/15/1994	20.71	-0.16		4.20
Global Growth S Class	11/16/1993	23.62	1.91	5.44	5.98
Government Securities S Class	8/12/1985	-8.04	2.68	3.15	4.87
High Yield S Class	8/13/1985	10.02	1.68	3.23	5.21
Lord Abbett Series Fund All Value	4/30/2003				14.97
Lord Abbett Series Fund Growth & Income	12/11/1989	19.60	3.27	7.78	8.24
Lord Abbett Series Fund Growth Opportunities	4/30/2003				9.32
Lord Abbett Series Fund Mid-Cap Value	9/15/1999	13.48			12.05
Mass Investors Trust S Class	12/5/1986	11.23	-5.58	6.19	7.11
Mass Invst Growth Stock S Class	5/5/1998	11.62	-6.12		-2.47
Mid Cap Growth S Class	8/31/2000	25.78			-22.16
Mid Cap Value S Class	4/30/2002	20.47			-4.49
Money Market S Class	8/29/1985	-9.38	0.20	1.00	1.85
New Discovery S Class	5/5/1998	23.51	3.42		3.76
Oppenheimer Capital Appreciation Fund	4/3/1985	19.28	-1.62	6.98	7.87
Oppenheimer Global Securities Fund/VA	11/12/1990	30.80	5.53	5.93	7.78
Oppenheimer Main St. Fund/VA	7/5/1995	15.13	-2.61		7.35
Oppenheimer Main St. Small Cap Fund	5/1/1998	32.54	4.64		2.94
PIMCO Emerging Markets Bond Portfolio	9/30/2002	20.28			31.32
PIMCO Low Duration Portfolio	2/16/1999	-7.93			2.18
PIMCO Real Return Bond Portfolio	9/30/1999	-1.76			8.36
PIMCO Total Return Bond Portfolio	12/31/1997	-5.19	2.83		3.27
Research International S Class	5/5/1998	21.94	3.67		1.77
Research S Class	11/7/1994	13.74	-5.50		5.90
Strategic Growth S Class	11/1/1999	15.72			-9.88
Strategic Income S Class	5/6/1998	1.50	3.03		2.39
Strategic Value S Class	4/30/2002	15.69			-6.83
Sun Capital All Cap Fund S Class	4/30/2002	40.66			1.12
Sun Capital Investment Grade Bond Fund S Class	12/7/1998	-1.29	3.10		3.03
Sun Capital Real Estate Fund	12/7/1998	24.42	11.89		11.35
Sun Capital Real Estate Fund S Class	12/7/1998	24.08	11.60		11.07
Total Return S Class	5/16/1988	5.74	2.81	6.74	7.56
Utilities S class	11/16/1993	24.50	-1.04	6.91	6.80
Value S Class	5/5/1998	13.81	3.81		3.88

COLUMBIA ALL-STAR NY

STANDARDIZED NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

PERIOD ENDING DECEMBER 31, 2003

Fund name	Inception Date	1 YR	5 YR	10 YR	LOF
Alliance Bernstein VP Growth & Income Fund - B Class	1/14/1991	20.75	2.53	9.92	8.69
Alliance Bernstein VP Premier Growth Fund - B Class	6/26/1992	12.13	-7.63	7.20	8.13
Alliance Bernstein VP Technology Fund - B Class	1/11/1996	32.10	-5.71		3.56
Alliance Bernstein VP Worldwide Privatization Fund - B	9/23/1994	31.39	3.78		6.10
Colonial Strategic Income Fund, Variable Series (B)	7/5/1994	7.19	3.31		4.96
Columbia High Yield, Variable Series	5/19/1998	4.59	-2.32		-2.84
Columbia Real Estate Equity Fund, Variable Series	3/3/1998	22.23	9.11		5.48
Franklin Templeton VIP Trust Franklin Growth & Income	1/24/1989	14.40	-2.43	4.17	4.41
Franklin Templeton VIP Trust Mutual Shares Securities	11/8/1996	13.87	5.54		5.83
Franklin Templeton VIP Trust Templeton Foreign Securities	5/1/1992	20.77	-3.88	2.12	4.28
Liberty Asset Allocation Fund, Variable Series	1/3/1989	9.12	-1.43	4.19	6.08
Liberty Federal Securities Fund, Variable Series (B)	1/3/1989	-7.64	3.16	3.56	4.65
Liberty Growth & Income Fund, Variable Series	7/5/1994	8.50	-1.30		8.62
Liberty Money Market, Variable Series	1/3/1989	-9.11	0.47	1.30	1.86
Liberty S&P 500 Index Fund, Variable Series (B)	5/25/2000	16.35			-9.34
Liberty Select Value Fund, Variable Series (B)	5/25/2000	16.11			3.26
Lord Abbett Growth & Income	12/11/1989	19.60	3.41	8.83	9.63
Lord Abbett Mid-Cap Value	9/15/1999	13.48			12.06
MFS VIT Emerging Growth SC	7/24/1995	18.55	-6.77		4.53
MFS VIT Mass Investors Growth Stock SC	5/3/1999	11.38			-3.00
MFS VIT Mass Investors Trust SC	10/9/1995	10.63	-5.71		4.61
MFS VIT New Discovery SC	4/29/1998	21.97	5.06		4.50
Newport Tiger Fund, Variable Series (B)	5/1/1995	33.46	4.36		-0.93
PIMCO Real Return	9/30/1999	-1.76			8.36
PIMCO Total Return	12/31/1997	-5.19	2.83		3.27
Stein Roe Growth Stock Fund, Variable Series (B)	1/3/1989	13.77	-7.27	4.81	7.64
Wanger International Select	2/1/1999	29.60			6.98
Wanger International Small Cap	5/3/1995	37.05	5.48		10.75
Wanger Select	2/1/1999	19.33			11.46
Wanger US Smaller Companies	5/3/1995	31.54	5.89		13.22